Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4:   PROPERTY AND EQUIPMENT, NET

Composition of property and equipment is as follows:

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$103	$62
Office furniture and equipment	3	2

	106	64
Accumulated depreciation:
Computers and peripheral equipment	56	35
Office furniture and equipment	2	—

	58	35

Depreciated cost	$48	$29

Depreciation expenses for the years ended December 31, 2021 and 2020 were $23 and $17, respectively.